                                                QUARTERLY REPORT TO SHAREHOLDERS

                             December 31, 2003

                                                                      LEGG MASON
                                                               VALUE TRUST, INC.

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                       1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Value Trust's report for the three months ended December 31, 2003. The following table summarizes key statistics for the Fund as of December 31, 2003:

                                                  Total Returns(A)
                                                --------------------
                                                3 Months   12 Months
--------------------------------------------------------------------
Value Trust
  Primary Class                                 +13.79%     +43.54%
  Financial Intermediary Class                  +13.97%     +44.48%
  Institutional Class                           +14.08%     +44.98%
Lipper Large-Cap Core Funds(B)                  +11.13%     +25.59%
S&P 500 Stock Composite Index(C)                +12.18%     +28.68%

  You have probably read in the financial press that, by virtue of the above results, the Value Trust's total return has now exceeded that of the S&P 500 Stock Composite Index in each of the past 13 years. We congratulate Bill Miller and his investment team for the investment skill and hard work that has produced this exceptional record. As an article in the current issue of Money comments:
"It's a winning streak that no other fund manager in history can match."

  The Value Trust has also experienced periods of underperformance during its 22-year history, and almost certainly will do so again. But we are optimistic that the Trust's investment philosophy and talented professionals will continue to produce attractive investment returns for shareholders on a long-term basis.

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.
(B) Average of the 1,123 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.
(C) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

QUARTERLY REPORT TO SHAREHOLDERS

Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

       Sincerely,


         /s/ JOHN F. CURLEY, JR.           /s/ MARK R. FETTING
         John F. Curley, Jr.               Mark R. Fetting
         Chairman                          President

January 20, 2004

                                             QUARTERLY REPORT TO SHAREHOLDERS  3




PERFORMANCE INFORMATION

LEGG MASON VALUE TRUST, INC.

  The graphs on the following pages compare the Fund's total returns against those of two closely matched broad-based securities market indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing each securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund's results and the indices' results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in this Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

QUARTERLY REPORT TO SHAREHOLDERS
                                       4

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[VALUE TRUST GRAPH]

                                                                             S&P 500 STOCK COMPOSITE
                                              VALUE TRUST - PRIMARY CLASS             INDEX                 VALUE LINE INDEX(A)
                                              ---------------------------    -----------------------        -------------------
12/31/1993                                               10000                        10000                       10000
                                                          9804                         9621                        9647
                                                          9655                         9661                        9309
                                                         10245                        10134                        9750
12/31/1994                                               10139                        10132                        9399
                                                         10762                        11119                        9890
                                                         12319                        12180                       10535
                                                         13642                        13148                       11209
12/31/1995                                               14271                        13939                       11211
                                                         15291                        14688                       11682
                                                         15848                        15347                       11998
                                                         17248                        15821                       12066
12/31/1996                                               19756                        17140                       12711
                                                         20427                        17599                       12557
                                                         24114                        20672                       14219
                                                         28091                        22220                       15825
12/31/1997                                               27075                        22858                       15387
                                                         31732                        26047                       16930
                                                         33393                        26907                       16144
                                                         29504                        24231                       12979
12/31/1998                                               40083                        29391                       14805
                                                         47575                        30855                       13860
                                                         47300                        33030                       15774
                                                         42712                        30968                       14144
12/31/1999                                               50789                        35575                       14598
                                                         50782                        36391                       14517
                                                         49100                        35425                       13812
                                                         49976                        35081                       14219
12/31/2000                                               47164                        32336                       13325
                                                         45709                        28503                       12505
                                                         49061                        30171                       13542
                                                         39244                        25742                       10535
12/31/2001                                               42782                        28493                       12515
                                                         41219                        28571                       12808
                                                         35561                        24744                       10985
                                                         30596                        20469                        8285
12/31/2002                                               34689                        22196                        8940
                                                         33681                        21497                        8279
                                                         42261                        24806                       10130
                                                         43757                        25462                       10793
12/31/2003                                               49790                        28563                       12282

                                    Cumulative    Average Annual
                                   Total Return    Total Return
                      One Year        +43.54%        +43.54%
                      Five Years      +24.22%         +4.43%
                      Ten Years      +397.90%        +17.41%

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(A) Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small-capitalization companies.

                                                QUARTERLY REPORT TO SHAREHOLDERS
                                       5

GROWTH OF A $1,000,000 INVESTMENT -- FINANCIAL INTERMEDIARY CLASS

[VALUE TRUST GRAPH]

                                                 VALUE TRUST - FINANCIAL     S&P 500 STOCK COMPOSITE
                                                   INTERMEDIARY CLASS               INDEX(B)                VALUE LINE INDEX(B)
                                                 -----------------------     -----------------------        -------------------
3/23/2001                                                1000000                     1000000                     1000000
3/31/2001                                                1035070                      936600                      932500
6/30/2001                                                1113090                      991500                     1009800
9/30/2001                                                 892251                      845900                      785600
12/31/2001                                                973750                      936300                      933300
3/31/2002                                                 939823                      938900                      955100
6/30/2002                                                 812227                      813100                      819200
9/30/2002                                                 700119                      672600                      617800
12/31/2002                                                795448                      729400                      666600
3/31/2003                                                 773506                      706400                      617300
6/30/2003                                                 972091                      815200                      755400
9/30/2003                                                1008420                      836700                      804800
12/31/2003                                               1149300                      938600                      915900

                                     Cumulative    Average Annual
                                    Total Return    Total Return
                   One Year            +44.48%        +44.48%
                   Life of Class*      +14.93%         +5.14%
                   *Inception date: March 23, 2001

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning February 28, 2001.

QUARTERLY REPORT TO SHAREHOLDERS
                                       6

GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[VALUE TRUST GRAPH]

                                              VALUE TRUST - INSTITUTIONAL    S&P 500 STOCK COMPOSITE
                                                         CLASS                      INDEX(C)                VALUE LINE INDEX(C)
                                              ---------------------------    -----------------------        -------------------
12/1/1994                                               1000000                      1000000                     1000000
12/31/1994                                              1015990                      1014800                     1010900
                                                        1081060                      1113600                     1063700
                                                        1240520                      1220000                     1133200
                                                        1378000                      1316900                     1205700
12/31/1995                                              1444510                      1396200                     1205900
                                                        1551660                      1471100                     1256600
                                                        1612660                      1537100                     1290500
                                                        1758760                      1584700                     1297900
12/31/1996                                              2019740                      1716800                     1367200
                                                        2094230                      1762800                     1350700
                                                        2478130                      2070500                     1529500
                                                        2894370                      2225600                     1702200
12/31/1997                                              2797180                      2289500                     1655100
                                                        3285900                      2608900                     1821100
                                                        3466750                      2695000                     1736400
                                                        3069270                      2427000                     1396000
12/31/1998                                              4178860                      2943800                     1592400
                                                        4972580                      3090500                     1490800
                                                        4955110                      3308300                     1696600
                                                        4486290                      3101700                     1521400
12/31/1999                                              5348550                      3563300                     1570200
                                                        5360310                      3645000                     1561500
                                                        5195540                      3548100                     1485700
                                                        5300980                      3513800                     1529400
12/31/2000                                              5014700                      3238800                     1433300
                                                        4872980                      2854900                     1345100
                                                        5242830                      3021900                     1456600
                                                        4204200                      2578400                     1133200
12/31/2001                                              4593900                      2853900                     1346200
                                                        4436810                      2861700                     1377700
                                                        3837940                      2478400                     1181600
                                                        3311110                      2050200                      891200
12/31/2002                                              3764170                      2223200                      961600
                                                        3663490                      2153100                      890500
                                                        4608660                      2484600                     1089600
                                                        4783980                      2550300                     1160900
12/31/2003                                              5457400                      2860900                     1321100

                                     Cumulative    Average Annual
                                    Total Return    Total Return
                   One Year            +44.98%        +44.98%
                   Five Years          +30.59%         +5.48%
                   Life of Class*     +445.74%        +20.54%
                   * Inception date: December 1, 1994

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

---------------

(C) Index returns are for periods beginning November 30, 1994.

                                             QUARTERLY REPORT TO SHAREHOLDERS  7


SECTOR DIVERSIFICATION (AS OF DECEMBER 31, 2003)

Common Stock and Equity Interests (as a percentage of net assets)

Consumer Discretionary                                               29.6%
Consumer Staples                                                      4.8
Financials                                                           21.4
Health Care                                                          13.2
Industrials                                                          10.3
Information Technology                                                4.2
Telecommunication Services                                           11.4
Utilities                                                             3.5

TOP TEN HOLDINGS (AS OF DECEMBER 31, 2003)

                                                             % of
                        Security                          Net Assets
--------------------------------------------------------------------
Nextel Communications, Inc.                                  8.9%
Amazon.com, Inc.                                             8.4%
Tyco International Ltd.                                      6.5%
UnitedHealth Group Incorporated                              5.3%
InterActiveCorp                                              5.2%
The AES Corporation                                          3.5%
Waste Management Inc.                                        3.3%
Washington Mutual, Inc.                                      3.2%
MGIC Investment Corporation                                  3.2%
Eastman Kodak Company                                        2.9%

8  QUARTERLY REPORT TO SHAREHOLDERS

SELECTED PORTFOLIO PERFORMANCE(D)

Strongest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
 1.  Nextel Communications, Inc.                                 +42.4%
 2.  Tyco International Ltd.                                     +29.8%
 3.  The AES Corporation                                         +27.2%
 4.  Qwest Communications International Inc.                     +27.1%
 5.  Eastman Kodak Company                                       +23.9%

Weakest performers for the 4th quarter 2003(E)
-----------------------------------------------------------------------
 1.  McKesson Corporation                                         -3.2%
 2.  InterActiveCorp                                              +2.3%
 3.  Washington Mutual, Inc.                                      +2.9%
 4.  Health Net Inc.                                              +3.3%
 5.  The Kroger Co.                                               +3.6%

PORTFOLIO CHANGES

Securities added during the 4th quarter 2003
--------------------------------------------
Seagate Technology
Securities sold during the 4th quarter 2003
--------------------------------------------
None

---------------

(D) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they were paid.

(E) Securities held for the entire quarter.

                                             QUARTERLY REPORT TO SHAREHOLDERS  9

PORTFOLIO OF INVESTMENTS

LEGG MASON VALUE TRUST, INC.
December 31, 2003 (Unaudited)
(Amounts in Thousands)

                                               Shares/Par          Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.4%
Consumer Discretionary -- 29.6%
  Internet and Catalog Retail -- 15.1%
  Amazon.com, Inc.                                22,000        $ 1,158,080(A,B)
  eBay Inc.                                        3,300            213,147(A)
  InterActiveCorp                                 21,300            722,709(A)
                                                                -----------
                                                                  2,093,936
                                                                -----------
  Leisure Equipment and Products -- 2.9%
  Eastman Kodak Company                           16,000            410,720(B)
                                                                -----------
  Media -- 9.2%
  Comcast Corporation - Class A                    8,500            279,395(A)
  Hughes Electronics Corporation                  15,641            258,860(A)
  The News Corporation Limited - ADR               1,749             52,920
  Time Warner Inc.                                20,000            359,800(A)
  WPP Group plc                                   34,000            332,894
                                                                -----------
                                                                  1,283,869
                                                                -----------
  Specialty Retail -- 2.4%
  The Home Depot, Inc.                             9,300            330,057
                                                                -----------
Consumer Staples -- 4.8%
  Food and Staples Retailing -- 4.8%
  Albertson's, Inc.                               16,000            362,400
  The Kroger Co.                                  16,497            305,367(A)
                                                                -----------
                                                                    667,767
                                                                -----------
Financials -- 21.4%
  Capital Markets -- 2.9%
  J.P. Morgan Chase & Co.                         11,200            411,376
                                                                -----------

10  QUARTERLY REPORT TO SHAREHOLDERS

LEGG MASON VALUE TRUST, INC. -- CONTINUED

                                               Shares/Par          Value
---------------------------------------------------------------------------
Financials -- Continued
Commercial Banks -- 4.8%
  Bank One Corporation                             8,800        $   401,192
  Lloyds TSB Group plc                            32,686            261,392
                                                                -----------
                                                                    662,584
                                                                -----------
  Consumer Finance -- 2.0%
  Capital One Financial Corporation                4,500            275,805
                                                                -----------
  Diversified Financial Services -- 2.8%
  Citigroup Inc.                                   8,000            388,320
                                                                -----------
  Thrifts and Mortgage Finance -- 8.9%
  Fannie Mae                                       4,500            337,770
  MGIC Investment Corporation                      7,800            444,132(B)
  Washington Mutual, Inc.                         11,200            449,344
                                                                -----------
                                                                  1,231,246
                                                                -----------
Health Care -- 13.2%
  Health Care (Medical Products and Supplies) -- 1.6%
  Baxter International Inc.                        7,236            220,849
                                                                -----------
  Health Care Providers and Services -- 11.6%
  Health Net Inc.                                  7,900            258,330(A,B)
  McKesson Corporation                            11,900            382,704
  Tenet Healthcare Corporation                    15,001            240,763(A)
  UnitedHealth Group Incorporated                 12,600            733,068
                                                                -----------
                                                                  1,614,865
                                                                -----------
Industrials -- 10.3%
  Aerospace/Defense -- 0.5%
  General Dynamics Corporation                       700             63,273
                                                                -----------
  Commercial Services and Supplies -- 3.3%
  Waste Management Inc.                           15,563            460,671
                                                                -----------

                                            QUARTERLY REPORT TO SHAREHOLDERS  11

                                               Shares/Par          Value
---------------------------------------------------------------------------
Industrials -- Continued
  Industrial Conglomerates -- 6.5%
  Tyco International Ltd.                         34,000        $   901,000
                                                                -----------
Information Technology -- 4.2%
  Computers and Peripherals -- 2.6%
  International Business Machines Corporation      2,900            268,772
  Seagate Technology                               4,631             87,526(A)
                                                                -----------
                                                                    356,298
                                                                -----------
  Software -- 1.6%
  Intuit Inc.                                      4,300            227,513(A)
                                                                -----------
Telecommunication Services -- 11.4%
  Diversified Telecommunication Services -- 2.5%
  Qwest Communications International Inc.         80,000            345,600(A)
                                                                -----------
  Wireless Telecommunication Services -- 8.9%
  Nextel Communications, Inc.                     44,000          1,234,640(A)
                                                                -----------
Utilities -- 3.5%
  Multi-Utilities and Unregulated Power -- 3.5%
  The AES Corporation                             51,200            483,328(A,B)
                                                                -----------
Total Common Stock and Equity Interests
  (Identified Cost -- $8,978,190)                                13,663,717
---------------------------------------------------------------------------
Repurchase Agreements -- 1.5%
Goldman, Sachs & Company 0.97%, dated
  12/31/03, to be repurchased at $106,851 on
  1/2/04 (Collateral: $110,155 Fannie Mae
  mortgage-backed securities, 5%, due
  10/1/33, value $109,434)                      $106,845            106,845

12  QUARTERLY REPORT TO SHAREHOLDERS

LEGG MASON VALUE TRUST, INC. -- CONTINUED

                                               Shares/Par          Value
---------------------------------------------------------------------------
Repurchase Agreements -- Continued
State Street Bank and Trust Company 0.9%,
  dated 12/31/03, to be repurchased at
  $106,851 on 1/2/04 (Collateral: $27,130
  Fannie Mae notes, 3%, due 6/15/04, value
  $27,387; $40,380 Fannie Mae notes, 2.14%,
  due 1/7/05, value $40,804; $40,575 Fannie
  Mae notes, 1.8%, due 4/15/05, value
  $40,803)                                      $106,846        $   106,846
                                                                -----------
Total Repurchase Agreements (Identified Cost -- $213,691)           213,691
---------------------------------------------------------------------------
Total Investments -- 99.9% (Identified Cost --$9,191,881)        13,877,408
Other Assets Less Liabilities -- 0.1%                                11,808
                                                                -----------
NET ASSETS -- 100.0%                                            $13,889,216
                                                                ===========
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                      $58.26
                                                                ===========
  FINANCIAL INTERMEDIARY CLASS                                       $62.33
                                                                ===========
  INSTITUTIONAL CLASS                                                $62.88
                                                                ===========
---------------------------------------------------------------------------

(A) Non-income producing.

(B) Affiliated Company - As defined in the Investment Company Act of 1940, an "Affiliated Company" represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At December 31, 2003, the total market value of Affiliated Companies was $2,754,590 and the identified cost was $2,000,091.

                                                                           NOTES

NOTES

Investment Adviser

   Legg Mason Funds Management, Inc.

   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman

   Mark R. Fetting, President

   Arnold L. Lehman

   Robin J.W. Masters

   Dr. Jill E. McGovern

   Arthur S. Mehlman

   G. Peter O'Brien

   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer

   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer

   Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services

   Braintree, MA

Custodian

   State Street Bank & Trust Company

   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP

   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP

   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


    LEGG MASON FUNDS                   LEGG MASON INSTITUTIONAL FUNDS
    For Primary Class Shareholders     For FI and I Class
    800-822-5544                       Shareholders
    www.leggmasonfunds.com             888-425-6432
                                       www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-002                                                  [LEGG MASON FUNDS LOGO]